NON-CONTROLLING INTERESTS - Other Non-controlling Interests-Sichuan Jinko (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2024 CNY (¥) item	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
NON-CONTROLLING INTERESTS
Carrying amount of the non-controlling interests			¥ 12,801,136	$ 1,753,748	¥ 13,377,708
Jiangxi Jinko
NON-CONTROLLING INTERESTS
Debt-to-asset ratio	73.90%
Sichuan Jinko
NON-CONTROLLING INTERESTS
Ownership percentage			38.50%	38.50%
Number of board members appointed | item	4
Period to repurchase equity shares	36 months
Target annual net profits	¥ 412,000
Debt-to-asset ratio	41.10%
Voting rights in the board of directors, percentage	0.25%
Excess of the consideration over the carrying amounts of non-controlling interests	¥ 186,000
Sichuan Jinko | Additional rights if redemption request rejected
NON-CONTROLLING INTERESTS
Target annual net profits	550,000
Sichuan Jinko | Increase in net profits in subsequent year one
NON-CONTROLLING INTERESTS
Target annual net profits	686,900
Sichuan Jinko | Increase in net profits in subsequent year two
NON-CONTROLLING INTERESTS
Target annual net profits	823,800
Sichuan Jinko | Increase in net profits in subsequent year three
NON-CONTROLLING INTERESTS
Target annual net profits	¥ 961,100
Sichuan Jinko | Jiangxi Jinko
NON-CONTROLLING INTERESTS
Ownership percentage	90.72%
Voting rights in the board of directors, percentage	0.33%
Sichuan Jinko | Jiangxi Jinko | Subsequent Event
NON-CONTROLLING INTERESTS
Consideration to repurchase all the equity interests		¥ 620,000
Sichuan Jinko | Third party investors
NON-CONTROLLING INTERESTS
Non-controlling interests' ownership of the subsidiary	9.28%
Number of board members appointed | item	1
Sichuan Jinko
NON-CONTROLLING INTERESTS
Investments in subsidiaries	¥ 600,000
Carrying amount of the non-controlling interests			¥ 388,000